Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2025	2024
Long-term debt	31,131	31,189
Credit facility borrowings	2,187	2,216
Total long-term debt	33,318	33,405
Less: Deferred financing costs and debt discounts	(212)	(191)
Less: Current installments of long-term debt	(2,383)	(1,990)
	30,723	31,224

Significant Long-Term Debt Issuances		Interest
Year-to-date June 30, 2025	Month	Rate			Use of
($ millions, except as noted)	Issued	(%)	Maturity	Amount	Proceeds
UNS Energy
Unsecured senior notes	February	5.90	2055	US $300	(1) (2) (3)
Central Hudson
Senior notes	April	5.61	2035	US $20	(1) (3)
Senior notes	April	5.81	2040	US $30	(1) (3)
Senior notes	April	6.01	2045	US $20	(1) (3)
Fortis
Unsecured senior notes	March	4.09	2032	600	(1) (3)
(1)    Repay credit facility borrowings
(2)    Fund capital expenditures
(3)    General corporate purposes

Schedule of Credit Facilities

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2025	2024
Total credit facilities	4,277	1,916	6,193	6,342
Credit facilities utilized:
Short-term borrowings (1)	(363)	—	(363)	(98)
Long-term debt (including current portion) (2)	(1,476)	(711)	(2,187)	(2,216)
Letters of credit outstanding	(89)	(22)	(111)	(102)
Credit facilities unutilized	2,349	1,183	3,532	3,926
(1)    The weighted average interest rate was 5.0% (December 31, 2024 - 6.1%).
(2) The weighted average interest rate was 4.5% (December 31, 2024 - 4.6%). The current portion was $1,544 million (December 31, 2024 - $1,860 million).